Finance income, finance costs and changes in the fair value of financial instruments	6 Months Ended
Jun. 30, 2023
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Finance income, finance costs and changes in the fair value of financial instruments
4. Finance income, finance costs and changes in the fair value of financial instruments
Finance income

	Six months ended June 30, 2023 £’000	Six months ended June 30, 2022 £’000

Interest income on short-term deposits	468	173
Modification of convertible loan notes	82	—

Total	550	173

Finance income includes a £0.1 million
(2022:
 £nil) gain recognized on the modification of the Private Placement Loan Notes (see Note 11).
Finance costs

	Six months ended June 30, 2023 £’000	Six months ended June 30, 2022 £’000

Interest on convertible loan notes	(1,004)	(1,567)
Interest on lease liabilities	(79)	(113)
Discounting of provisions for deferred contingent cash consideration	(395)	(163)
Other	(20)	(16)

Total	(1,498)	(1,859)

Interest on convertible loan notes includes £0.7 million of accrued interest paid as part of the amendment of the Novartis convertible loan note (see Note 11).
Changes in the fair value of financial instruments

	Six months ended June 30, 2023 £’000	Six months ended June 30, 2022 £’000

Changes in the fair value of warrants – private placement	402	1,091
Changes in the fair value of warrants – bank loan	(37)	119

Total	365	1,210

See Note 12 for additional information on the warrant liability.